Expense Example - Parnassus Fixed Income Fund	May 01, 2021 USD ($)
Investor Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	913
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	$ 680